Acquisitions - Summary of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2020
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Common units issued in connection with acquisition			$ 225,000
Goodwill		$ 125,166	$ 125,166	$ 125,166	$ 18,981
Myx [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Common units issued in connection with acquisition	[1]	162,558
Goodwill		158,798
Intangible assets:
Intangible assets		78,100
Cash acquired		420
Inventory, net		10,639
Other assets acquired		3,354
Content assets		3,400
Deferred revenue		(2,168)
Other liabilities		(14,487)
Deferred tax liabilities		(15,180)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		222,876
Myx [Member] | Trade name/ Trademark [Member]
Intangible assets:
Intangible assets		43,700
Myx [Member] | Developed Technology [Member]
Intangible assets:
Intangible assets		14,000
Myx [Member] | Customer Relationships [Member]
Intangible assets:
Intangible assets		20,400
Ladder [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Common units issued in connection with acquisition	[2]	27,889
Goodwill		11,606
Intangible assets:
Intangible assets		20,050
Cash acquired		1,247
Other assets acquired		1,132
Liabilities acquired		(1,834)
Deferred tax liabilities		(4,312)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		27,889
Ladder [Member] | Trade Names [Member]
Intangible assets:
Intangible assets		7,500
Ladder [Member] | Customer-Related [Member]
Intangible assets:
Intangible assets		300
Ladder [Member] | Formulae [Member]
Intangible assets:
Intangible assets		1,950
Ladder [Member] | Talent and Representation Contracts [Member]
Intangible assets:
Intangible assets		$ 10,300

[1]	Share consideration was calculated based on 270,930 shares of Class A Common Stock issued multiplied by the share closing price on the Closing Date of $600.00.
[2]	The fair value of common units issued in connection with the acquisition was calculated based on 1,449,537 common units of Old Beachbody multiplied by the estimated fair value per unit of $19.24.